PGIM Funds

Supplement dated January 14, 2019 to the currently effective Statements of Additional Information (SAI)

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The Boards of Directors/Trustees of the PGIM Funds have appointed Christian J. Kelly to serve as the Treasurer and Principal Financial and Accounting Officer for each of the PGIM Funds, effective as of January 15, 2019. Mr. Kelly replaces Brian D. Nee.   Part I of each SAI is hereby revised by including the following information with respect to Mr. Kelly in the officer biography table and by deleting the information with respect to Mr. Nee:

Name, Address, Age Position with the Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Christian J. Kelly (43) Treasurer and Principal Financial and Accounting Officer

Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).

Since January 2019

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Conservative Allocation Fund

PGIM Growth Allocation Fund

PGIM Jennison Equity Opportunity Fund

PGIM Jennison Growth Fund

PGIM Moderate Allocation Fund

Prudential Investment Portfolios 2

PGIM Core Short Term Bond Fund

PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund

PGIM QMA Commodity Strategies Fund

PGIM Core Conservative Bond Fund

PGIM Jennison Small-Cap Core Equity Fund

PGIM QMA Emerging Markets Equity Fund

PGIM QMA International Developed Markets Index Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

PGIM TIPS Fund

Prudential Investment Portfolios 3

PGIM Global Absolute Return Bond Fund

PGIM Jennison Focused Growth Fund

PGIM QMA Global Tactical Allocation Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

PGIM Unconstrained Bond Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM 60/40 Allocation Fund

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 8

PGIM QMA Stock Index Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

PGIM International Bond Fund
       PGIM QMA Large-Cap Core Equity Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM Jennison Technology Fund

PGIM QMA Large-Cap Core Equity PLUS Fund

PGIM QMA Long-Short Equity Fund

PGIM Short Duration Muni High Income Fund

PGIM US Real Estate Fund

Prudential Government Money Market Fund, Inc.
        PGIM Government Money Market Fund

Prudential Investment Portfolios, Inc. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

PGIM Jennison MLP Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM QMA International Equity Fund

The Target Portfolio Trust

PGIM Core Bond Fund

PGIM Corporate Bond Fund

PGIM QMA Small-Cap Value Fund

PGIM ETF Trust

PGIM Ultra Short Bond ETF
PGIM Active High Yield Bond ETF
PGIM QMA Strategic Alpha International Equity ETF
PGIM QMA Strategic Alpha Large-Cap Core ETF

PGIM QMA Strategic Alpha Small-Cap Growth ETF
PGIM QMA Strategic Alpha Small-Cap Value ETF

The Prudential Variable Contract Account – 2

The Prudential Variable Contract Account – 10

LR1167